Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT1-0324
1.9893102.104
Common Stocks - 92.7%
	Shares	Value ($)
Australia - 3.6%
Aristocrat Leisure Ltd.	389,887	11,240,686
CAR Group Ltd.	158,560	3,404,491
Steadfast Group Ltd.	2,013,426	7,790,700
TOTAL AUSTRALIA		22,435,877
Canada - 8.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	104,800	6,140,908
Constellation Software, Inc.	10,836	29,949,094
Constellation Software, Inc. warrants 8/22/28 (a)(b)	10,836	1
Ivanhoe Mines Ltd. (a)(c)	1,178,000	12,363,108
MEG Energy Corp. (a)	132,400	2,503,334
TOTAL CANADA		50,956,445
Denmark - 0.5%
Pandora A/S	19,600	2,867,163
France - 2.6%
Capgemini SA	51,685	11,573,359
Thales SA	30,100	4,402,810
TOTAL FRANCE		15,976,169
Germany - 3.6%
Hannover Reuck SE	93,982	22,568,042
India - 6.2%
Axis Bank Ltd.	479,278	6,159,569
HDFC Bank Ltd.	897,778	15,781,392
Reliance Industries Ltd.	484,671	16,644,427
TOTAL INDIA		38,585,388
Indonesia - 3.7%
PT Bank Central Asia Tbk	18,643,987	11,280,105
PT Bank Rakyat Indonesia (Persero) Tbk	32,421,538	11,679,391
TOTAL INDONESIA		22,959,496
Ireland - 2.5%
Kingspan Group PLC (Ireland)	191,207	15,613,522
Italy - 1.0%
FinecoBank SpA	438,676	6,366,856
Japan - 19.7%
BayCurrent Consulting, Inc.	143,000	3,324,607
Fast Retailing Co. Ltd.	16,400	4,378,422
Itochu Corp.	763,666	34,658,313
Keyence Corp.	66,324	29,673,217
Minebea Mitsumi, Inc.	1,205,436	24,916,616
Nomura Research Institute Ltd.	249,371	7,626,645
Persol Holdings Co. Ltd.	2,239,900	3,560,795
Renesas Electronics Corp. (a)	727,300	11,933,238
TechnoPro Holdings, Inc.	112,300	2,589,058
TOTAL JAPAN		122,660,911
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	152,284	8,274,724
Netherlands - 4.5%
BE Semiconductor Industries NV	99,600	15,047,753
IMCD NV	86,510	13,275,773
TOTAL NETHERLANDS		28,323,526
Spain - 2.4%
CaixaBank SA	3,543,505	15,109,483
Sweden - 10.6%
Atlas Copco AB (A Shares)	712,000	11,363,109
Indutrade AB	1,144,706	27,972,377
Investor AB (B Shares)	1,144,704	27,048,350
TOTAL SWEDEN		66,383,836
Switzerland - 5.2%
Partners Group Holding AG	7,370	10,017,973
Sika AG	80,704	22,278,984
TOTAL SWITZERLAND		32,296,957
United Kingdom - 13.3%
B&M European Value Retail SA	3,080,487	20,245,632
Big Yellow Group PLC	429,000	6,241,351
Games Workshop Group PLC	42,200	5,297,200
Hiscox Ltd.	193,200	2,543,912
JD Sports Fashion PLC	4,935,057	7,320,539
RS GROUP PLC	1,018,100	10,136,111
Sage Group PLC	1,558,500	23,266,526
Standard Chartered PLC (United Kingdom)	997,700	7,540,163
TOTAL UNITED KINGDOM		82,591,434
United States of America - 3.8%
CRH PLC	128,600	9,228,336
Schneider Electric SA	72,800	14,301,570
TOTAL UNITED STATES OF AMERICA		23,529,906
TOTAL COMMON STOCKS (Cost $495,091,865)		577,499,735

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	51,932,298	51,942,684
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	3,882,292	3,882,680
TOTAL MONEY MARKET FUNDS (Cost $55,825,364)		55,825,364

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $550,917,229)	633,325,099
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(10,250,893)
NET ASSETS - 100.0%	623,074,206

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	68,161,995	60,440,295	76,659,606	900,792	-	-	51,942,684	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	4,020,120	137,440	147	-	-	3,882,680	0.0%
Total	68,161,995	64,460,415	76,797,046	900,939	-	-	55,825,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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